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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03790

Quantitative Group of Funds
55 Old Bedford Road, Lincoln, MA  01773

Willard L. Umphrey, Quantitative Group of Funds
 55 Old Bedford Road, Lincoln, MA  01773
(Name and address of agent for service)

781-259-1144
(Registrant’s telephone number)

Date of fiscal year end:  March 31
Date of reporting period: June 30, 2010

Item 1. Schedule of Investments

QUANT SMALL CAP FUND

SCHEDULE OF INVESTMENTS
6/30/2010 (unaudited)

Common Stock - 93.7%
	Shares	Value
AUTOMOBILES - 0.2%
Winnebago Industries, Inc.	21,097	$209,704

BANKS - 3.2%
Bank of the Ozarks, Inc.	7,913	280,674
CoBiz Financial, Inc.	117,528	774,510
F.N.B. Corporation	63,574	510,499
Pinnacle Financial Partners, Inc. (a)(b)	38,363	492,965
WestAmerica Bancorporation	17,058	895,886
		2,954,534
BIOTECHNOLOGY - 0.9%
United Therapeutics Corporation (a)	17,194	839,239

CHEMICALS - 0.9%
Ferro Corporation	8,180	60,287
LSB Industries, Inc. (a)(b)	59,850	796,603
		856,890

COMMERCIAL SERVICES & SUPPLIES - 8.5%
Acacia Research Corporation (a)	122,376	1,741,410
Aegean Marine Petroleum Network, Inc. (a)	36,742	734,105
Clean Harbors, Inc. (a)	6,199	411,676
Coinstar, Inc. (a)	31,725	1,363,223
inVentiv Health, Inc. (a)	36,438	932,812
Kforce, Inc. (a)	68,341	871,348
Waste Connections, Inc. (a)	53,417	1,863,719
		7,918,293
COMMUNICATIONS EQUIPMENT - 3.9%
Atheros Communications, Inc. (a)	10,627	292,668
Comtech Telecommunications Corp. (a)	24,636	737,355
Hughes Communications, Inc. (a)	16,337	397,479
NICE-Systems, Ltd. (a)(c)	84,895	2,163,973
		3,591,475
CONSTRUCTION & ENGINEERING - 0.3%
Mastec, Inc. (a)	31,179	293,083

CONTAINERS & PACKAGING - 2.8%
Silgan Holdings, Inc.	58,908	1,671,809
Sonoco Products Company	29,264	891,967
		2,563,776
DIVERSIFIED FINANCIALS - 3.0%
Fifth Street Finance Corp.	88,134	972,118
optionsXpress Holdings, Inc.	43,104	678,457
Tower Bancorp, Inc.	32,227	705,449
TradeStation Group, Inc.	65,085	439,324
		2,795,348
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.9%
Finisar Corporation (a)(b)	101,287	1,509,176
OSI Systems, Inc. (a)	39,197	1,088,501
Riverbed Technology	37,889	1,046,494
		3,644,171
ENERGY EQUIPMENT & SERVICES - 5.0%
Core Laboratories N.V.	31,387	4,633,035

FOOD DRUG & RETAILING - 2.2%
United Natural Foods, Inc. (a)	68,868	2,057,776

FOOD PRODUCTS - 1.1%
Diamond Foods, Inc.	24,672	1,014,019

HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
NuVasive, Inc. (a)(b)	19,250	682,605
Sirona Dental Systems, Inc. (a)	40,053	1,395,447
SXC Health Solutions, Corp. (a)	1,824	133,608
		2,211,660
HEALTH CARE PROVIDERS & SERVICES - 4.4%
BioScrip, Inc. (a)	5,675	29,737
eResearch Technology, Inc.	122,418	964,654
Henry Schein, Inc. (a)	28,339	1,555,811
Universal Health Services, Inc.	39,621	1,511,541
		4,061,743
HOTELS, RESTAURANTS & LEISURE - 0.5%
California Pizza Kitchen, Inc. (a)	27,699	419,640

INSURANCE - 0.7%
Aspen Insurance Holdings Limited	27,773	687,104

INTERNET SOFTWARE & SERVICES - 2.0%
3PAR, Inc. (a)	63,142	587,852
Blue Coat Systems, Inc. (a)	8,289	169,344
Internet Capital Group, Inc. (a)	147,453	1,120,643
		1,877,839
IT CONSULTING & SERVICES - 3.3%
Alliance Data Systems Corporation (a)(b)	46,018	2,738,992
TNS, Inc. (a)	20,280	353,683
		3,092,675
MACHINERY - 2.1%
Gardner Denver, Inc. (a)	28,790	1,283,746
The Middleby Corporation	12,196	648,705
		1,932,451
MEDIA - 4.0%
Regal Entertainment Group	284,322	3,707,559

METALS & MINING - 4.4%
Compass Minerals International, Inc.	57,793	4,061,692

MULTILINE RETAIL - 0.9%
Fred's, Inc. Class A	79,443	878,640

OIL & GAS - 0.6%
Natural Gas Services Group, Inc. (a)(b)	39,413	596,319

PHARMACEUTICALS - 0.5%
Targacept, Inc. (a)	21,715	419,751

REAL ESTATE - 13.2%
AMB Property Corporation	26,193	621,036
American Campus Communities, Inc.	43,866	1,197,103
Entertainment Properties Trust	121,662	4,631,672
Hersha Hospitality Trust	556,299	2,514,471
Ventas, Inc.	70,449	3,307,581
		12,271,863
ROAD & RAIL - 0.1%
RailAmerica, Inc. (a)	10,164	100,827

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.1%
Entegris, Inc. (a)	200,981	797,895
Kulicke & Soffa Industries, Inc. (a)	159,469	1,119,472
		1,917,367
SOFTWARE - 4.2%
Blackboard, Inc. (a)(b)	56,316	2,102,276
SS&C Technologies Holdings, Inc.	3,373	54,069
SuccessFactors, Inc. (a)	12,315	256,029
Ulticom, Inc. (a)(b)	38,207	353,415
Verint Systems Inc. (a)(b)	45,824	1,057,618
		3,823,407
SPECIAL RETAIL - 2.7%
Chico's FAS, Inc.	183,193	1,809,947
The Talbots, Inc.	70,953	731,525
		2,541,472
TEXTILES & APPAREL - 5.1%
GUESS?, Inc.	90,231	2,818,816
Phillips-Van Heusen Corporation	19,112	884,312
True Religion Apparel, Inc.	46,600	1,028,463
		4,731,591
WIRELESS TELECOMMUNICATION SERVICES - 4.6%
SBA Communications Corporation (a)	126,598	4,305,598

TOTAL COMMON STOCK		87,010,541
(Cost $78,830,616)

SHORT TERM INVESTMENTS - 6.6%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
zero%, 07/01/10, (Dated 06/30/10), Collateralized by $6,000,000 par
U.S. Treasury Note--2.5% due 04/30/2015,
Market Value $6,242,400, Repurchase Proceeds $6,119,000
(Cost $6,119,000)	$6,119,000	$6,119,000

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.3%		93,129,541
(Cost $84,949,616)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 7.8%

Money Market - 7.8%
JP Morgan Prime Money Market Fund - Inst.	7,189,926	7,189,926
(Cost $7,189,926)

TOTAL INVESTMENTS - 108.1%		100,319,467
(Cost $92,139,542)
OTHER ASSETS & LIABILITIES (NET) - (8.1%)		(7,481,703)
NET ASSETS - 100%		$92,837,764

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using procedures approved by the Trustees. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using procedures approved by the Trustees.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs  can vary from security to security and is affected by a wide variety of factors, including for example , the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

	Quoted Prices in Active Markets	Significant other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2010

	Level 1	Level 2	Level 3	Total
Small Cap
Common Stocks	$72,574,704	$-	$-	$72,574,704
Depository Receipts	2,163,974	-	-	2,163,974
Real Estate Inv. Trusts	12,271,863	-	-	12,271,863
Short Term Investments	-	13,308,926	-	13,308,926
Total	$87,010,541	$13,308,926	-	$100,319,467

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT LONG / SHORT FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2010

Common Stock - 97.9%

Long Positions - 126.7%
	Shares	Value
AEROSPACE & DEFENSE - 1.7%
General Dynamics Corporation	12,778	$748,280
United Technologies Corporation	635	41,218
		789,498
AIR FREIGHT & COURIER 0.0%
United Parcel Service, Inc.	173	9,842

AIRLINES - 1.4%
Delta Air Lines, Inc. (a)	53,673	630,658

AUTOMOBILES & COMPONENTS - 3.4%
Ford Motor Company (a)	154,161	1,553,943

BANKS - 8.8%
Comerica, Inc.	2,668	98,262
Fifth Third Bancorp.	1,956	24,039
M&T Bank Corporation	14,576	1,238,231
New York Community Bancorp, Inc.	19,166	292,665
The PNC Financial Services Group, Inc.	2,734	154,471
U.S. Bancorp	6,539	146,147
Wells Fargo & Company	80,108	2,050,765
		4,004,580
BUILDING PRODUCTS - 0.7%
Owens Corning (a)	10,355	309,718

CHEMICALS - 3.6%
Airgas, Inc.	434	26,995
E. I. du Pont de Nemours and Company	1,193	41,266
Eastman Chemical Company	8,306	443,208
Huntsman Corporation	113,111	980,672
The Dow Chemical Company	5,547	131,575
		1,623,716
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Waste Management, Inc.	1,954	61,141

COMMUNICATIONS EQUIPMENT - 1.3%
Harris Corporation	3,794	158,020
JDS Uniphase Corporation (a)	29,139	286,728
Motorola, Inc.	26,861	175,134
		619,882
COMPUTERS & PERIPHERALS - 8.9%
Apple, Inc. (a)	65	16,349
Dell, Inc. (a)	56,668	683,416
International Business Machines	22,512	2,779,782
Lexmark International, Inc. (a)	509	16,812
Seagate Technology	44,007	573,851
		4,070,210
DISTRIBUTORS - 0.1%
WESCO International, Inc. (a)	1,875	63,131

DIVERSIFIED FINANCIAL SERVICES - 5.3%
Citigroup, Inc.	113,309	426,042
Federated Investors, Inc.	15,962	330,573
Franklin Resources, Inc.	1,566	134,974
Moody's Corporation	17,537	349,337
The Goldman Sachs Group, Inc.	9,064	1,189,831
		2,430,757
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
AT&T Corporation	10,843	262,292
Qwest Communications International, Inc.	7,337	38,519
Sprint Nextel Corporation	149,466	633,736
		934,547
ELECTRIC UTILITIES - 2.1%
Constellation Energy Group, Inc.,	12,210	393,773
DTE Energy Company	5,099	232,565
Exelon Corporation	9,506	360,943
		987,281
ELECTRICAL EQUIPMENT - 1.6%
Hubbell Incorporated	8,507	337,643
Rockwell Automation, Inc.	7,495	367,929
		705,572
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.2%
Ingram Micro, Inc. (a)	6,907	104,917
Jabil Circuit, Inc.	85,349	1,135,142
Tech Data Corporation (a)	19,049	678,525
		1,918,584
ENERGY EQUIPMENT & SERVICES - 0.1%
Smith International, Inc.	1,292	48,644

FOOD PRODUCTS - 3.8%
Sara Lee Corporation	76,007	1,071,699
Tyson Foods, Inc.	40,354	661,402
		1,733,101
FOOD STAPLES & DRUG RETAILING - 5.7%
Supervalu, Inc.	109,062	1,182,232
SYSCO Corporation	4,653	132,936
Walgreen Co.	47,762	1,275,245
		2,590,413
HEALTH CARE EQUIPMENT & SERVICES - 5.4%
McKesson Corporation	26,308	1,766,845
Millipore Corporation (a)	2,454	261,719
WellPoint, Inc. (a)	4,135	202,326
Zimmer Holdings, Inc. (a)	4,195	226,740
		2,457,630
HEALTH CARE PROVIDERS & SERVICES - 3.9%
Cardinal Health, Inc.	53,631	1,802,538

HOUSEHOLD DURABLES - 0.6%
Harman International Industries, Inc.	1,138	34,015
NVR, Inc. (a)	365	239,086
		273,101
INDUSTRIAL CONGLOMERATS - 0.1%
General Electric Company	3,731	53,801

IT CONSULTING & SERVICES - 1.7%
Cognizant Technology Solutions Corporation (a)	8,108	405,887
Lender Processing Services, Inc.	11,272	352,926
		758,813
LEASURE EQUIPMENT & PRODUCTS - 1.0%
Eastman Kodak Company	98,648	428,132

MACHINERY - 0.8%
Joy Global, Inc.	7,576	379,482

MEDIA - 8.7%
Comcast Corporation	11,906	206,807
DISH Network Corporation (a)	32,323	586,662
The New York Times Company	27,383	236,863
Time Warner Cable, Inc. (a)	16,866	878,381
Time Warner, Inc.	72,079	2,083,804
		3,992,517
METALS & MINING - 1.4%
Freeport-McMoRan Copper & Gold, Inc.	11,097	656,166

OIL & GAS - 16.7%
Apache Corporation	13,339	1,123,010
Chevron Corporation	33,273	2,257,906
ConocoPhillips	44,930	2,205,614
Exxon Mobil Corporation	3,584	204,539
Marathon Oil Corporation	11,665	362,665
Massey Energy Company	3,365	92,033
Murphy Oil Corporation	28,044	1,389,580
		7,635,347
PHARMACEUTICALS & BIOTECHNOLOGY - 13.0%
AmerisourceBergen Corporation	34,126	1,083,500
Amgen, Inc. (a)	33,653	1,770,148
Biogen Idec, Inc. (a)	14,839	704,111
Cephalon, Inc. (a)	5,949	337,606
Johnson & Johnson	34,534	2,039,578
		5,934,943
REAL ESTATE - 2.4%
Chimera Investment Corporation	279,962	1,010,663
Hospitality Properties Trust	4,083	86,151
		1,096,814
RETAILING - 1.0%
Aaron's, Inc.	5,865	100,115
PetSmart, Inc.	11,821	356,640
		456,755
SEMICONDUCTOR EQUIPMENT - 4.4%
Advanced Micro Devices, Inc. (a)	73,053	534,748
Micron Technology, Inc.	103,792	881,194
Texas Instruments, Inc.	24,790	577,111
		1,993,053
SOFTWARE & SERVICES - 6.6%
Computer Sciences Corporation (a)	9,780	442,545
Microsoft Corporation	111,220	2,559,172
Symantec Corporation (a)	1,840	25,539
		3,027,256
TOBACCO - 1.1%
Philip Morris International, Inc. (a)	11,153	511,254

UTILITIES - 1.1%
Allegheny Energy, Inc.	890	18,405
The AES Corporation	52,676	486,726
		505,131
WIRELESS TELECOMMUNICATIONS - 2.0%
NII Holdings, Inc. (a)	28,217	917,617

TOTAL LONG POSITIONS - 126.7%		57,965,568
(Cost $63,170,375)

Short Positions - (28.6%)

AIRLINES - (0.5%)
AMR Corporation (a)	(37,371)	(253,375)

AUTOMOBILES & COMPONENTS - (0.2%)
LKQ Corporation (a)	(4,259)	(82,114)

BIOTECHNOLOGY - (2.7%)
Dendreon Corporation (a)	(16,201)	(523,778)
Myriad Genetics, Inc. (a)	(2,992)	(44,730)
Vertex Pharmaceuticals Incorporated (a)	(19,833)	(652,506)
		(1,221,014)
CHEMICALS - (1.1%)
Intrepid Potash, Inc. (a)	(25,241)	(493,966)

COMMERCIAL SERVICES AND SUPPLIES - (0.9%)
FTI Consulting, Inc. (a)	(1,170)	(51,000)
Monster Worldwide, Inc. (a)	(32,262)	(375,853)
		(426,853)
COMMUNICATIONS EQUIPMENT - (1.4%)
Ciena Corporation (a)	(49,361)	(625,897)

DIVERSIFIED FINANCIAL SERVICES - (1.0%)
CapitalSource, Inc.	(6,564)	(31,245)
Interactive Brokers Group, Inc. (a)	(1,281)	(21,264)
Marshall & Ilsley Corporation	(20,698)	(148,612)
Morningstar, Inc. (a)	(5,705)	(242,576)
		(443,697)
ENERGY EQUIPMENT & SERVICES - (0.5%)
Cobalt International Energy, Inc. (a)	(31,119)	(231,837)

GAS UTILITES - (0.7%)
Petrohawk Energy Corporation (a)	(18,123)	(307,547)

HEALTH CARE EQUIPMENT & SERVICES - (2.9%)
Boston Scientific Corporation (a)	(17,839)	(103,466)
Inverness Medical Innovations, Inc. (a)	(24,118)	(642,986)
Hologic, Inc. (a)	(40,875)	(569,389)
		(1,315,841)
MACHINERY - (0.1%)
Seahawk Drilling, Inc. (a)	(6,462)	(62,811)

MEDIA - (2.8%)
Central European Media Enterprises Ltd. (a)	(30,521)	(607,368)
Clear Channel Outdoor Holdings, Inc. (a)	(10,359)	(89,916)
Liberty Media Capital (a)	(14,405)	(603,714)
		(1,300,998)
OIL & GAS - (3.0%)
Comstock Resources, Inc. (a)	(29,639)	(821,593)
Denbury Resources, Inc. (a)	(9,339)	(136,723)
Frontier Oil Corporation	(1,140)	(15,333)
Range Resources Corporation	(10,138)	(407,041)
		(1,380,690)
PHARMACEUTICALS & BIOTECHNOLOGY - (2.1%)
Abraxis BioScience, Inc. (a)	(3,124)	(231,801)
King Pharmaceuticals, Inc. (a)	(97,558)	(740,465)
		(972,266)
REAL ESTATE - (1.3%)
Corrections Corporation of America	(1,647)	(31,425)
ProLogis	(57,339)	(580,844)
		(612,269)
SEMICONDUCTOR EQUIPMENT - (3.4%)
Cypress Semiconductor Corporation (a)	(22,892)	(229,836)
MEMC Electronic Materials, Inc. (a)	(92,433)	(913,238)
Rambus, Inc. (a)	(22,418)	(392,763)
		(1,535,837)
SOFTWARE & SERVICES - (2.5%)
Novell, Inc. (a)	(15,771)	(89,579)
Nuance Communications, Inc. (a)	(69,530)	(1,039,474)
		(1,129,053)
UTILITIES - (1.3%)
RRI Energy, Inc. (a)	(43,568)	(165,123)
Southwestern Energy Company (a)	(10,823)	(418,200)
		(583,323)
WIRELESS TELECOMMUNICATIONS - (0.4%)
Leap Wireless International, Inc. (a)	(14,715)	(191,001)

TOTAL SHORT POSITIONS (28.8%)		(13,170,389)
(Proceeds $15,024,260)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 97.9%		$44,795,179
(Cost $48,146,115)

Short Term Investments - 0.3%	Par Value	Value
T Bills - 0.3%
U.S. Treasury Bill, due 2/10/2011	150,000	149,804
(Cost $149,776)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 18.7%
	Par Value	Value
Registered Money Market - 18.7%
State Street Navigator Securities Lending Prime Portfolio	8,541,678	8,541,678
(Cost $8,541,678)

TOTAL INVESTMENTS 116.9%		$53,486,661
(Cost $67,467,628)
OTHER ASSETS & LIABILITIES (NET) - (16.9%)		(7,734,073)
NET ASSETS - 100%		$45,752,588

(a) Non-Income producing security
(b) All or a portion of this security was out on loan.

Short security positions may be held with cash collateral for securities loaned.

The percentage of each investment category is calculated as a percentage of net assets.

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using procedures approved by the Trustees. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using procedures approved by the Trustees.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs  can vary from security to security and is affected by a wide variety of factors, including for example , the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

	Quoted Prices in Active Markets	Significant other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2010

	Level 1	Level 2	Level 3	Total
Long/Short
Common Stock	56,868,754	-	-	56,868,754
Real Estate Inv. Trusts	1,096,814	-	-	1,096,814
Short Term Investments	-	8,691,482	-	8,691,482
Total Assets	$57,965,568	$8,691,482	-	$66,657,050
Liabilities in Securities Sold Short-
Liabilities in Securities Sold Short-		-	-
Common Stock	(12,589,545)	-	-	(12,589,545)
Real Estate Inv. Trusts	(580,844)	-	-	(580,844)
Total Liabilities	$(13,170,389)	-	-	$(13,170,389)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
6/30/2010 (unaudited)

Common Stock - 94.0%
	Shares	Value
BRAZIL - 10.2%
Banco Bradesco SA (a)(c)	83,842	1,329,734
Banco do Brasil SA	131,011	1,799,672
Brasil Telecom Participacoes SA	41,026	365,804
Cia Saneamento Basico (c)	1,457	30,448
Cielo SA	96,043	813,538
Companhia de Bebidas das Americas (a)(c)	15,506	1,566,261
Energias do Brasil SA (a)	43,527	868,381
Equatorial Energia SA (a)	37,087	335,849
Light SA	81,587	955,702
M. Dias Branco SA (a)	4,099	89,086
Petroleo Brasileiro SA	206,129	3,560,979
Petroleo Brasileiro SA (c)	134,987	4,022,613
Souza Cruz SA (a)	38,861	1,472,623
Sul America SA (a)	12,973	318,026
Tele Norte Leste Participacoes SA (c)	76,268	1,140,969
Vale SA	53,325	1,297,131
Vivo Participacoes SA (a)(c)	5,982	155,053
		20,121,869
CHILE - 1.1%
Banco Santander Chile (c)	19,701	1,321,740
Enersis SA (c)	44,064	877,314
		2,199,054
CHINA - 19.9%
Bank of China Ltd.	6,619,902	3,375,051
Bosideng International Holdings Ltd.	1,386,000	375,564
Central China Real Estate Ltd. (a)	1,269,770	288,627
China Coal Energy Co., Ltd.	958,000	1,211,825
China Construction Bank Corporation	5,006,194	4,076,009
China Mobile Limited	297,734	2,980,456
China Molybdenum Co., Ltd. (a)	981,556	555,894
China Petroleum & Chemical Corporation	690,000	563,565
China Pharmaceutical Group Limited	1,958,752	1,189,813
China Shenhua Energy Co., Ltd.	462,000	1,690,928
China Shineway Pharmaceutical Group Limited	50,000	153,464
China State Construction Engineering Corporation	352,000	108,038
China Unicom (Hong Kong) Ltd. (a)	550,000	744,460
CNOOC Limited	2,206,058	3,779,296
COSCO International Holdings Ltd.	1,234,000	606,949
Dongfeng Motor Group Company Limited	1,334,124	1,560,820
Fosun International	324,500	230,867
Fufeng Group Limited (a)(b)	288,000	188,626
Great Wall Motor Co., Ltd.	346,500	608,734
GZI Real Estate Investment Trust	661,000	279,277
Haitian International Holdings Ltd.	118,000	83,194
Hopson Development Holdings Limited	370,000	461,380
Industrial & Commercial Bank of China Ltd.	157,215	115,688
Kingboard Chemical Holdings, Ltd.	29,500	128,049
Kowloon Development Co., Ltd.	130,000	128,717
Kunlun Energy Co., Ltd.	1,053,626	1,343,612
Lianhua Supermarket Holdings Co., Ltd.	64,000	235,885
Real Gold Mining Limited (b)	168,500	266,160
Renhe Commercial Holdings (a)	6,230,230	1,304,157
Sino Biopharmaceutical Limited	918,036	358,403
Sinolink Worldwide Holdings Limited	4,583,055	659,191
Sinotrans Shipping Limited	2,014,277	770,857
Soho China Limited	1,360,000	796,420
Tencent Holdings Limited	118,169	1,980,397
Texwinca Holdings Ltd.	196,000	191,045
TPV Technology Limited (a)	532,000	318,373
United Company RUSAL Plc	168,000	151,887
Weichai Power Company Ltd. (a)	160,000	1,042,784
Yanzhou Coal Mining Company Limited	872,448	1,711,990
Yue Yuen Industrial Holdings Ltd.	188,000	586,681
Zhejiang Expressway Co., Ltd. (a)	1,180,000	1,094,101
Zijin Mining Group Co., Ltd. (a)	1,080,285	815,744
		39,112,978
CZECH REPUBLIC - 0.7%
Komercni Banka AS	7,920	1,288,403

HUNGARY - 0.5%
Egis Gyogyszergyar Nyrt.	3,433	279,906
Magyar Telekom Telecommunications PLC	162,058	449,530
Richter Gedeon Nyrt.	1,436	257,087
		986,523
INDIA - 8.7%
ACC Limited	39,575	748,981
Allahabad Bank	226,017	791,996
Andhra Bank	270,323	760,129
Balrampur Chini Mills	488,632	883,735
Bank of Baroda	105,012	1,588,576
Canara Bank	126,987	1,239,931
Chambal Fertilisers & Chemicals Limited	558,541	797,314
Great Eastern Shipping Company Limited	31,706	199,677
Hindalco Industries Ltd.	197,170	613,861
Indian Bank	109,949	536,311
Indian Overseas Bank	120,612	272,153
Lupin Limited	25,406	1,077,615
Oil and Natural Gas Corp. Limited	66,286	1,877,616
Oriental Bank of Commerce	154,841	1,089,338
Patni Computer Systems	89,695	1,003,939
Rolta India Limited	122,669	443,716
Steel Authority of India Limited	374,855	1,560,113
Tata Chemicals Ltd.	111,179	798,445
Tata Steel Limited	31,422	329,104
Tata Tea Limited	54,340	142,212
Union Bank of India	54,022	359,992
		17,114,754
INDONESIA - 3.2%
PT Astra International Tbk (a)	427,504	2,277,821
PT Bank Mandiri (a)	222,356	147,174
PT Bank Rakyat Indonesia (a)	1,392,457	1,428,555
PT Indika Energy Tbk	1,000,000	314,396
PT Kalbe Farma Tbk	880,000	203,861
PT Semen Gresik	1,073,143	1,035,852
PT United Tractors Tbk	409,000	845,974
		6,253,633
MALAYSIA - 3.2%
Affin Holdings Berhad (a)	106,500	99,016
Hong Leong Bank Berhad (a)	271,516	719,570
Hong Leong Financial Group Berhad (a)	155,700	404,459
KLCC Property Holdings Berhad (a)	137,400	130,291
Lafarge Malayan Cement Berhad	250,371	525,103
RHB Capital Berhad	459,070	833,770
Tan Chong Motor Holdings Berhad	78,700	104,528
Tanjong Plc	22,800	122,821
Telekom Malaysia Berhad	599,454	620,284
Tenaga Nasional Berhad	580,800	1,508,735
Top Glove Berhad (a)	271,200	1,149,302
		6,217,879
MEXICO - 4.7%
Alfa SA	162,299	1,226,953
America Movil SAB de C.V., Series L	430,061	1,025,739
Fomento Economico Mexicano SAB (c)	39,039	1,684,533
Grupo Bimbo SAB de C.V.	156,901	1,137,349
Grupo Carso SAB de C.V., Series A	211,564	681,707
Grupo Continental SAB de C.V. (a)	47,366	132,429
Grupo Mexico SAB de C.V., Series B (a)	687,976	1,646,254
Industrias CH SAB de C.V., Series B (a)	129,037	437,913
Telefonos de Mexico SA (c)	88,176	1,244,163
		9,217,040
PHILIPPINES - 0.5%
SM Investments Corporation (a)	100,099	906,948

POLAND - 0.6%
KGHM Polska Miedz SA	47,071	1,242,456

RUSSIA - 5.8%
Evraz Group SA (a)(b)(d)	46,413	1,096,739
Gazprom (a)(c)	143,893	2,746,917
LUKoil (c)	62,670	3,252,573
Mobile TeleSystems (a)(c)	58,632	1,123,389
Norilsk Nickel Mining and Metallurgical Co. (c)	117,348	1,703,893
Severstal (a)(d)	141,012	1,381,918
		11,305,429
SINGAPORE - 0.9%
Yangzijiang Shipbuilding Holdings Limited (a)	1,791,996	1,732,513

SOUTH AFRICA - 6.1%
Absa Group Limited (a)	121,236	1,931,211
Adcock Ingram Holdings Ltd.	28,479	216,576
Barloworld Limited (a)(b)	183,423	978,827
Emira Property Fund (a)	31,776	51,829
Fountainhead Property Trust Management Limited	201,541	164,630
Grindrod Limited	32,962	61,975
Group Five Limited	49,946	225,932
Imperial Holdings Limited	97,229	1,093,807
Investec Limited (a)	173,717	1,226,551
Kumba Iron Ore Limited (a)	2,119	88,641
Metropolitan Holdings Limited	529,847	1,115,716
Netcare Limited	187,553	317,228
Remgro Limited	45,732	567,603
RMB Holdings Ltd.	147,646	603,996
Sanlam Limited (a)	498,596	1,494,454
Santam Limited	7,287	106,742
Sasol Ltd.	8,601	309,676
Woolworths Holdings Limited (a)	459,402	1,442,634
		11,998,028
SOUTH KOREA - 12.7%
Busan Bank	124,406	1,135,161
Cheil Worldwide, Inc. (a)	77,100	810,772
Daegu Bank (a)	96,464	1,105,184
Daishin Securities Company (a)	75,970	882,819
Dongbu Insurance Co., Ltd.	5,885	170,968
Dongkuk Steel Mill Company, Ltd.	26,760	481,781
GS Engineering & Construction Corp.	9,687	594,555
Halla Climate Control Corp.	23,300	312,709
Hana Financial Group, Inc.	18,360	493,571
Hanwha Chemical Corporation (a)	117,161	1,701,855
Hyundai Department Store Co., Ltd. (a)	14,092	1,355,039
Hyundai Marine & Fire Insurance Co., Ltd.	18,940	379,741
Hyundai Motor Company	5,121	605,569
Kangwon Land, Inc. (a)	87,858	1,330,130
Korea Exchange Bank	111,500	1,149,706
Korea Kumho Petrochemicals Co., Ltd.	17,540	739,227
Korean Reinsurance Company, Ltd.	27,320	215,526
KP Chemical Corp. (a)	91,431	867,946
KT Corporation	1,970	72,789
LG Corp.	35,272	1,905,089
LG Display Co., Ltd. (a)	59,314	1,990,134
LG Electronics, Inc.	17,390	1,337,731
Samsung C&T Corporation	4,531	193,185
Samsung Electronics Co., Ltd.	7,554	4,784,749
Woori Investment & Securities Co., Ltd. (a)	30,069	391,253
		25,007,189
TAIWAN - 10.3%
Acer, Inc.	559,000	1,308,274
Advantech Co., Ltd.	75,000	154,288
AU Optronics Corp.	1,487,043	1,332,862
China Bills Finance Corporation (a)	407,576	116,952
Coretronic Corp.	282,000	417,758
Eternal Chemical Co., Ltd. (a)	539,304	518,634
Foxconn Technology Co., Ltd.	30,000	100,369
Lite-On Technology Corp. (a)	1,122,073	1,239,705
MediaTek, Inc. (a)	88,244	1,242,719
Novatek Microelectronics Corp., Ltd.	112,000	303,602
Powertech Technology, Inc.	263,000	737,479
President Chain Store Corp.	197,000	583,063
Quanta Computer, Inc. (a)	554,094	1,008,808
SoftWorld International Corp.	159,000	776,901
Taiwan Semiconductor Manufacturing Company Ltd.	2,500,014	4,715,026
TECO Electric & Machinery Co., Ltd.	359,000	148,599
TSRC Corp.	232,336	322,493
Tung Ho Steel Enterprise Corporation (a)	768,000	607,105
U-Ming Marine Transport Corporation (a)	678,231	1,300,251
United Microelectronics Corporation (a)	4,282,708	1,912,667
WPG Holdings Co., Ltd. (a)	702,529	1,311,851
		20,159,406
THAILAND - 2.6%
Bangkok Bank PCL (e)	138,706	535,296
Banpu PCL (e)	8,000	149,676
CP ALL PCL	589,961	523,661
Kasikornbank PCL (e)	96,400	270,093
Krung Thai Bank PCL	4,337,141	1,787,614
Siam Cement PCL (e)	177,564	1,436,300
Thai Airways International PCL (a)	665,587	529,141
		5,231,781
TURKEY - 2.3%
Akbank TAS (a)	66,897	324,393
Albaraka Turk Katilim Bankasi AS (a)	80,540	150,093
Haci Omer Sabanci Holding AS (a)	36,619	148,556
Selcuk Ecza Deposu Ticaret Ve Sanayi AS	93,444	128,533
Tupras - Turkiye Petrol Rafinerileri AS	6,765	124,356
Turkiye Halk Bankasi AS (a)	224,268	1,677,461
Turkiye Is Bankasi AS	658,377	2,065,775
		4,619,167
TOTAL COMMON STOCK
(Cost $168,788,680)		184,715,050

Preferred Stock - 5.8%
BRAZIL - 5.8%
Banrisul SA	55,882	408,889
Bradespar SA	61,572	1,125,106
Brasil Telecom Participacoes SA	79,817	539,986
Braskem SA (a)	3,644	25,445
Cia Brasileira de Distribuicao Grupo Pao de Acucar	39,893	1,400,129
Companhia Paranaense de Energia-COPEL	14,404	298,603
Eletropaulo Metropolitana SA	65,487	1,312,331
Industrias Klabin de Papel e Celulose	180,438	502,767
Itau Unibanco Holding SA	31,958	578,804
Marcopolo SA	27,313	144,293
Metalurgica Gerdau SA (a)	82,433	1,341,842
Telecomunicacoes de Sao Paulo SA	33,645	676,856
Ultrapar Participacoes SA	18,424	886,984
Vale SA (a)	102,074	2,156,441
TOTAL PREFERRED STOCK
(Cost $10,624,035)		11,398,476

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)		196,113,526
(Cost $179,412,715)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 1.1%	Par Value	Value

Money Market - 1.1%
JP Morgan Prime Money Market Fund - Inst.	$2,209,661	$2,209,661
(Cost $2,209,661)

TOTAL INVESTMENTS - 100.9%		198,323,187
(Cost $181,622,376)
OTHER ASSETS & LIABILITIES (Net) - (0.9%)		(1,788,288)
NET ASSETS - 100%		$196,534,899

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts
(e) NVDR - Non Voting Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		25.0%
Materials		15.0%
Information Technology		14.3%
Energy		14.0%
Industrials		7.8%
Consumer Discretionary		7.1%
Telecommunication Services		5.7%
Consumer Staples		5.0%
Utilities		3.2%
Healthcare		2.7%
Cash and Other Assets (Net)		0.2%
		100.0%

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using procedures approved by the Trustees. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using procedures approved by the Trustees.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs  can vary from security to security and is affected by a wide variety of factors, including for example , the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

	Quoted Prices in Active Markets	Significant other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2010

	Level 1	Level 2	Level 3	Total
Emerging Markets
Common Stocks	157,715,434	-	-	157,715,434
Depository Receipts	26,503,879	-	-	26,503,879
Preferred Stock	11,398,476	-	-	11,398,476
Real Estate Inv. Trusts	495,737	-	-	495,737
Short Term Investments	-	2,209,661	-	2,209,661
Total	$196,113,526	$2,209,661	-	$198,323,187

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stock

Balance as of  3/31/2010                                                                           $        121,408

   Realized gain(loss)                                                                           $          -

   Changed in unrealized appreciation (depreciation)                                                                                     $          -

   Net purchases (sales)                                                                           $          -

   Transfer in and/or out of Level 3                                                                                     $    (121,408)

Balances as of 06/30/2010                                                                           $        - 0-

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2010

Common Stock - 98.6%
	Shares	Value
AUSTRALIA - 2.7%
BHP Billiton Ltd.	315,050	$10,058,070

AUSTRIA - 2.6%
Andritz AG	170,160	9,620,211

BELGIUM - 3.3%
KBC Groep N.V. (a)	219,385	8,583,830
Solvay S.A.	45,180	3,896,431
		12,480,261
CANADA - 2.5%
Methanex Corporation	472,307	9,318,990

FINLAND - 6.8%
Kone OYJ-B	306,200	12,328,731
Konecranes OYJ	148,280	3,916,412
YIT OYJ	516,067	9,374,537
		25,619,680
FRANCE - 6.7%
Christian Dior S.A.	94,773	9,208,963
Imerys S.A.	84,552	4,378,090
Technip S.A.	157,200	9,196,632
Transgene S.A.	142,827	2,431,249
		25,214,934
GERMANY - 14.0%
BASF SE	149,600	8,294,185
Demag Cranes AG	128,000	3,919,586
Hannover Rueckvers	181,700	7,883,135
Muenchener Rueckvers AG	41,100	5,220,615
Symrise AG	494,700	10,363,542
Tognum AG	507,500	9,571,329
Wincor Nixdorf AG	131,700	7,459,585
		52,711,977
INDIA - 3.6%
Infosys Technologies Ltd. (b)	48,800	2,923,608
State Bank of India (c)	105,000	10,489,500
		13,413,108
IRELAND - 6.4%
CRH PLC	334,800	7,043,353
Greencore Group PLC	4,683,495	7,424,849
Smurfit Kappa Group PLC (a)	1,194,260	9,734,479
		24,202,681
ITALY - 3.0%
Trevi Finanziaria SpA	776,466	11,327,719

JAPAN - 13.7%
Asahi Breweries Ltd.	460,500	7,841,065
Culture Convenience Club Co., Ltd.	342,600	1,610,323
Iino Kaiun Kaisha, Ltd.	1,076,000	5,470,877
Kansai Electric Power Company Inc.	389,700	9,515,188
KDDI Corporation	1,204	5,774,792
Meiji Holdings Co., Ltd.	186,300	7,662,076
Nippon Yusen Kabushiki Kaisha	2,061,000	7,614,790
Showa Denko K.K.	3,379,000	6,184,939
		51,674,050
NORWAY - 3.1%
Camillo Eitzen & Co. ASA (a)	588,679	998,500
DnB NOR ASA	1,088,542	10,599,739
		11,598,239
SOUTH AFRICA - 2.4%
Metorex Ltd.	4,915,693	2,126,945
Sasol Ltd.	190,535	6,860,140
		8,987,085
SOUTH KOREA - 4.6%
Samsung Electronics Company Ltd.	16,285	10,315,017
SK Telecom Company Ltd.	51,793	6,802,794
		17,117,811
SWEDEN - 9.5%
Autoliv Inc.	237,234	11,351,647
Duni AB	1,179,500	7,986,915
Investor AB	502,056	8,223,898
Svenska Handelsbanken AB	328,500	8,143,490
		35,705,950
SWITZERLAND - 2.0%
Novartis AG	155,500	7,590,645

THAILAND - 2.4%
Thai Oil PLC	6,724,400	9,186,622

UNITED KINGDOM - 9.3%
Barratt Developments PLC (a)	5,648,556	8,003,861
BBA Aviation PLC	571,376	1,565,447
Bellway PLC	786,758	7,238,073
Lloyds TSB Group PLC (a)	6,581,317	5,282,516
Persimmon PLC (a)	1,109,088	5,802,135
Taylor Wimpey PLC (a)	17,610,191	6,938,462
		34,830,494

TOTAL COMMON STOCK		370,658,527
(Cost $473,150,110)

Short Term Investments - 1.4%	Par Value	Value
COMMERCIAL PAPER - 1.4%
State Street Global Advisors FDS, 0.01%, due 7/01/2010	$5,428,520	5,428,520
(Cost $5,428,520)

TOTAL SHORT TERM INVESTMENTS - 1.4%		5,428,520

TOTAL INVESTMENTS - 100.0%		376,087,047
(Cost $478,578,630)

OTHER ASSETS & LIABILITIES (NET) - 0.0%		(34,303)
NET ASSETS - 100%		$376,052,744

(a) Non-income producing security
(b) ADR - American Depository Receipts
(c) GDR - Global Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials		20.1%
Materials		19.0%
Financials		17.1%
Consumer Discretionary		15.5%
Energy		6.7%
Consumer Staples		6.1%
Information Technology		5.5%
Telecommunication Services		3.4%
Health Care		2.7%
Utilities		2.5%
Other Assets & Liabilities		1.4%

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using procedures approved by the Trustees. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using procedures approved by the Trustees.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs  can vary from security to security and is affected by a wide variety of factors, including for example , the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

	Quoted Prices in Active Markets	Significant other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2010

	Level 1	Level 2	Level 3	Total
Foreign Value
Common Stock	348,058,797	9,186,622	-	357,245,419
Depository Receipts	13,413,108	-	-	13,413,108
Short Term Investments	-	5,428,520	-	5,428,520
Total	$361,471,905	$14,615,142	-	$376,087,047

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT FOREIGN VALUE SMALL CAP FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2010

Common Stock - 96.1%
	Shares	Value
AUSTRALIA - 2.5%
Austal Limited	545,400	$1,012,813
Sigma Pharmaceuticals Ltd.	2,784,100	991,527
		2,004,340
BELGIUM - 2.8%
Agfa-Gevaert Group	197,400	1,147,566
Kinepolis Group	21,100	1,119,006
		2,266,572
BRAZIL - 2.2%
Equatorial Energia S.A.	194,485	1,761,198

CAMBODIA - 1.4%
NagaCorp Ltd.	9,993,637	1,116,557

CANADA - 1.4%
Astral Media, Inc.	32,700	1,108,448

CHINA - 16.0%
China Fishery Group Limited	904,923	1,263,723
China Gerui Advanced Materials Group Limited	199,400	1,032,892
China Hongxing Sports Limited	13,500,700	1,160,228
China Natural Gas, Inc.	177,900	1,480,128
Lihua International, Inc.	136,100	1,156,850
Samson Holding Ltd.	7,665,000	1,082,787
Sichuan Expressway Company Limited	2,002,500	1,100,663
Sichuan Xinhua Winshare Chainstore Co., Ltd.	2,398,300	1,281,254
Texwinca Holdings Limited	1,127,300	1,098,802
VST Holdings Ltd.	3,432,900	1,106,555
VTech Holdings Limited	107,900	1,157,727
		12,921,609
FRANCE - 1.5%
Bonduelle SA	12,900	1,177,373

GERMANY - 1.4%
Demag Cranes AG	37,000	1,133,005

INDIA - 7.7%
KRBL Limited Derivative (a)	2,168,500	1,084,250
LIC Housing Finance Ltd. Derivative (a)	52,900	1,136,292
NIIT Technologies Derivative (a)	334,900	1,232,432
South Indian Bank Derivative (a)	360,000	1,285,200
Usha Martin Group Derivative (a)	807,100	1,452,780
		6,190,954
IRELAND - 5.8%
Glanbia PLC	329,700	1,215,653
Greencore Group PLC	729,699	1,156,919
IFG Group PLC	839,235	1,186,180
United Drug	411,335	1,156,195
		4,714,947
ITALY - 2.8%
De'Longhi SpA	280,400	1,207,051
Trevi Finanziaria SpA	73,700	1,075,196
		2,282,247
JAPAN - 5.9%
Accordia Golf Co., Ltd.	1,253	1,245,851
Chugoku Marine Paints, Ltd.	159,300	1,105,138
DaiichiKosho Co. Ltd.	82,600	1,203,932
Iino Kaiun Kaisha, Ltd.	233,100	1,185,187
		4,740,108
LUXEMBOURG - 1.3%
Transcom WorldWide S.A. (a)(b)	353,500	1,094,265

NETHERLANDS - 2.0%
Dockwise Ltd.	67,700	1,623,288

NORWAY - 4.9%
ABG Sundal Collier Holding ASA	972,500	928,232
Pronova BioPharma ASA	409,300	814,157
SpareBank 1 Midt-Norge	170,904	1,125,270
SpareBank 1 Nord-Norge	72,500	1,089,982
		3,957,641
PHILIPPINES - 2.2%
Manila Water Company, Inc.	4,974,800	1,770,773

SINGAPORE - 3.6%
Breadtalk Group Ltd.	3,117,600	1,205,646
M1 Ltd.	1,092,400	1,674,176
		2,879,822
SOUTH AFRICA - 2.7%
Clicks Group Limited	260,000	1,157,366
Metorex Limited (a)	2,360,000	1,021,136
		2,178,502
SWEDEN - 4.2%
Duni AB	173,700	1,176,199
Loomis AB	117,300	1,134,700
Nolato AB	114,900	1,052,205
		3,363,104
SWITZERLAND - 3.1%
Bobst Group SA (a)	33,500	1,150,294
Vetropack Holding AG	826	1,379,797
		2,530,091
THAILAND - 1.4%
Thai Union Frozen Products PLC	829,900	1,140,184

UNITED KINGDOM - 19.3%
Alternative Networks plc	816,900	1,917,001
BBA Aviation plc	455,402	1,247,703
Character Group plc (a)	667,900	1,217,938
Clarkson plc	97,500	1,297,025
CSR plc (a)	185,300	1,043,060
Galliford Try	245,878	1,154,911
Halfords Group plc	146,986	1,075,870
Hampson Industries plc	1,430,207	1,122,308
Healthcare Locums plc	385,900	1,015,176
Keller Group plc	129,000	1,016,141
The Restaurant Group plc	375,000	1,177,075
Vitec Group plc	184,848	1,181,840
Wetherspoon (JD) plc	193,500	1,129,421
		15,595,469

TOTAL COMMON STOCK		77,550,497
(Cost $75,045,705)

Preferred Stock - 1.5%
GERMANY - 1.5%
Drägerwerk AG	20,900	1,193,167
(Cost $603,624)

Short Term Investments - 2.0%	Par Value	Value
COMMERCIAL PAPER - 2.0%
State Street Global Advisors FDS, 0.01%, due 7/01/2010	$1,583,356	1,583,356
(Cost $1,583,356)

TOTAL INVESTMENTS - 99.6%		80,327,020
(Cost $77,232,685)
OTHER ASSETS & LIABILITIES (NET) - 0.4%		317,173
NET ASSETS - 100%		$80,644,193

(a) Non-income producing security
(b) SDR - Special Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary		24.5%
Industrials		21.0%
Consumer Staples		10.2%
Financials		8.4%
Information Technology		8.4%
Health Care		6.4%
Utilities		6.2%
Materials		6.1%
Telecommunication Services		4.4%
Energy		2.0%
Cash and Other Assets		2.4%

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using procedures approved by the Trustees. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using procedures approved by the Trustees.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●  Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●  Level 2-   Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●  Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example , the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

	Quoted Prices in Active Markets	Significant other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2010
	Level 1	Level 2	Level 3	Total
Foreign Value Small Cap
Common Stock	70,265,278	-	-	70,265,278
Depository Receipts	1,094,265	-	-	1,094,265
Derivatives	-	6,190,954	-	6,190,954
Preferred Stock	1,193,167	-	-	1,193,167
Short Term Investments	-	1,583,356	-	1,583,356
Total	$72,552,710	$7,774,310	-	$80,327,020

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  The Quantitative Group of Funds

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date:  August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: August 20, 2010

By:           /s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: August 20,  2010